Statement of Changes in Equity Statement - USD ($) $ in Millions	Total	Share capital and premium	Other capital reserves		Retained earnings (Accumulated losses)		Cash flow hedge reserve		Available- for-sale reserve		Actuarial gains (losses)	Foreign currency translation reserve	Total	Non- controlling interests
Equity at Dec. 31, 2014	$ 2,871	$ 7,041	$ 132	[1]	$ (3,109)	[2]	$ (1)	[3]	$ 17	[4]	$ (40)	$ (1,195)	$ 2,845	$ 26
Profit (loss) for the year	(70)				(85)	[2]							(85)	15
Other comprehensive income (loss)	(363)		1						(7)		14	(371)	(363)
Total comprehensive (loss) income	(433)		1		(85)	[2]			(7)		14	(371)	(448)	15
Shares issued	25	25											25
Share-based payment for share awards net of exercised	8		8	[1]									8
Dividends paid (note 13)	0
Dividends of subsidiaries	(4)												0	(4)
Translation	0		(24)	[1]	20	[2]			(3)	[4]	7		0
Equity at Dec. 31, 2015	2,467	7,066	117	[1]	(3,174)	[2]	(1)	[3]	7	[4]	(19)	(1,566)	2,430	37
Profit (loss) for the year	80				63	[2]							63	17
Other comprehensive income (loss)	187			[1]					9	[4]	(2)	180	187
Total comprehensive (loss) income	267		0	[1]	63	[2]			9	[4]	(2)	180	250	17
Shares issued	42	42											42
Share-based payment for share awards net of exercised	(7)		(7)	[1]									(7)
Dividends paid (note 13)	0
Dividends of subsidiaries	(15)												0	(15)
Transfer to reserves	0				(2)	[2]					2		0
Translation	0		7	[1]	(6)	[2]			1	[4]	(2)		0
Equity at Dec. 31, 2016	2,754	7,108	117	[1]	(3,119)	[2]	(1)	[3]	17	[4]	(21)	(1,386)	2,715	39
Profit (loss) for the year	(171)				(191)	[2]							(191)	20
Other comprehensive income (loss)	154								25	[4]	6	123	154
Total comprehensive (loss) income	(17)				(191)	[2]			25	[4]	6	123	(37)	20
Shares issued	26	26											26
Share-based payment for share awards net of exercised	(1)		(1)	[1]									(1)
Dividends paid (note 13)	(39)				(39)								(39)
Dividends of subsidiaries	(19)												0	(19)
Translation	0		9	[1]	(10)	[2]			1	[4]	(1)		(1)	1
Equity at Dec. 31, 2017	$ 2,704	$ 7,134	$ 125		$ (3,359)		$ (1)		$ 43		$ (16)	$ (1,263)	$ 2,663	$ 41

[1]	Other capital reserves include a surplus on disposal of company shares held by companies prior to the formation of AngloGold Ashanti Limited of $11m (2016: $10m; 2015: $9m), surplus on equity transaction of joint venture of $36m (2016: $36m; 2015: $36m), equity items for share-based payments of $75m (2016: $68m; 2015: $69m) and other reserves.
[2]	Included in accumulated losses are retained earnings totalling $287m (2016: $250m; 2015: $210m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.
[3]	Cash flow hedge reserve represents the effective portion of fair value gains or losses in respect of cash flow hedges that expired in prior periods. The cash flow hedge reserve shall remain in equity and will unwind over the life of Serra Grande mine.
[4]	Available-for-sale reserve represents fair value gains or losses on available-for-sale financial assets.